Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Schedule of the warrants outstanding
The following table summarizes the warrants outstanding as of December 31, 2023:

Class of Warrants	Number Outstanding
Public warrants	31,625,000
Private placement warrants	12,223,750

Total Warrants outstanding	43,848,750